Condensed Consolidated Statements of Cash Flows (unaudited) (USD $)	3 Months Ended			12 Months Ended
	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Cash Flows From Operating Activities
Net loss	$ (831,018)		$ (25,279)	$ (4,057,171)		$ 86,986
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	4,379		988	5,889		2,790
Loss on disposal of property and equipment						2,217
Goodwill impairment				3,246,149
Stock-based compensation	31,000			10,000
Gain on spin-off of subsidiary	(52,890)
Changes in operating assets and liabilities
Trade receivables	78,835		38,483	80,196		(28,202)
Inventories	(464,823)		(6,519)	(317,969)		(16,321)
Prepaid expenses and other assets	13,248		(1,798)	(114,147)		2,567
Other long-term assets				(143,750)
Accounts payable	472,998		129	165,713		10,976
Accrued liabilities	38,257		(5,147)	51,222		(23,685)
Deferred revenue	(3,339)		(2,723)	(9,941)		(15,111)
Net cash used in operating activities	(713,353)		(1,866)	(1,083,809)		22,217
Cash Flows From Investing Activities
Purchases of property and equipment				(37,869)		(21,845)
Cash received in reverse acquisition				364
Net cash used in investing activities				(37,505)		(21,845)
Cash Flows From Financing Activities
Proceeds from notes payable			20,000	20,000		30,000
Payments of principal on notes payable	(801)		(3,725)	(5,448)		(21,290)
Contributions				2,634		1,954
Distributions			(1,032)	(1,518)		(4,297)
Issuance of common stock - net of issuance costs of $36,848				2,158,152
Net cash (used in) provided by financing activities	(801)		15,243	2,173,820		6,367
Net (decrease) increase in cash	(714,154)		13,377	1,052,506		6,739
Cash - beginning of period	1,082,290	[1]	29,784	29,784		23,045
Cash - end of period	368,136		43,161	1,082,290	[1]	29,784
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	2,900		395	3,974		1,552
Cash paid during the year for Income taxes
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Shares issued to effect reverse acquisition				3,200,000
Property and equipment acquired with note payable				26,831
Conversion of notes payable to equity				46,853
Stock-based compensation recorded as prepaid expenses and other long-term assets				110,000
Conversion of accounts payable to common stock				$ 10,000

[1]	(1) Derived from the Company's December 31, 2014 audited financial statements